Share capital and other reserves	12 Months Ended
Dec. 31, 2023
Share capital and other reserves
Share capital and other reserves

16Share capital and other reserves

Allotted, called up and fully paid shares

	December 31,		December 31,
	2023		2022
	No.	£	No.	£
Ordinary of $0.0001 each	221,249,244	16,681	214,211,021	15,952
	221,249,244	16,681	214,211,021	15,952

Ordinary shares have full voting rights, full dividend rights. The Company is authorized to issue 500,000,000 ordinary shares. During the period 7,038,223 ordinary shares were issued as shown below:

	Shares issued	Proceeds received	Premium arising
	No.	£000	£000
Exercise of EMI Options	5,649,197	796	796
Exercise of Nil-Cost Options	1,389,026	—	—
	7,038,223	796	796

In addition to the shares issued above, 1,673,219 options have been exercised as at December 31, 2023 for which ordinary shares are yet to be issued for a nominal value of $0.0001

During the year ended December 31, 2023 share premium increased by £796 thousand as a result of exercise of employee awarded share options. No proceeds remain outstanding as at December 31, 2023.

In December 2021 upon consummation of the Business Combination, 9,400,000 ordinary shares at $0.0001 par value were issued to PIPE investors at $10 per share giving rise to share premium of £71,036 thousand.

16Share capital and other reserves (Continued)

Nature and purpose of other reserves

	December 31,	December 31,	December 31,
	2023	2022	2021
	£000	£000	£000
Share based payment reserve	21,140	22,359	—
Foreign currency translation reserve	1,484	8,365	(85)
Warrant reserve	9,292	9,292	8,558
Merger reserve	54,841	54,841	54,841
	86,757	94,857	63,314

The share-based payments reserve is used to recognize the grant date fair value of options issued to employees but not exercised. The translation reserve arises as a result of the retranslation of overseas subsidiaries and the Company's USD denominated balances in consolidated financial statements. The warrant reserve is used to recognize the fair value of warrants issued in exchange for a fixed amount of cash or another financial asset for a fixed number of the Company’s ordinary shares (‘fixed-for-fixed condition’). The merger reserve is used to reflect any difference between the consideration and the book value of net assets acquired as part of a business combination.

During 2021, and as part of the business combination, American exchanged its existing shareholding of 5,804 VAGL Z-Shares for 6,125,000 Ordinary Shares in the Company (£16,739 thousand). Additionally, convertible loans issued to Microsoft and Rocket Internet SE (totaling £25,000 thousand) and Stephen Fitzpatrick (£9,000 thousand) were converted into equity.